INCOME TAXES (Details Narrative)			12 Months Ended
	Jan. 17, 2019 USD ($)	Jan. 17, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
U.S federal income tax rate			21.00%	21.00%	21.00%	21.00%
Statutory income tax rate			11.20%	11.20%	11.20%	(9.20%)
People's Republic of China [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	20.00%	20.00%	25.00%	25.00%	25.00%
Income Tax Examination, Description	On January 17, 2019, the State Taxation Administration issued the notice on the scope of small-scale and low-profit corporate income tax preferential policies of the Ministry of Finance and the State Administration of Taxation, [2019] No. 13 for small-scale and low-profit enterprises whose annual taxable income is less than RMB1,000,000 (including RMB1,000,000), approximately $142,209, their income is reduced	On January 17, 2019, the State Taxation Administration issued the notice on the scope of small-scale and low-profit corporate income tax preferential policies of the Ministry of Finance and the State Administration of Taxation, [2019] No. 13 for small-scale and low-profit enterprises whose annual taxable income is less than RMB1,000,000 (including RMB1,000,000), approximately $142,209, their income is reduced
Other Income | ¥					¥ 10,000
Up To HK$2,000,000 [Member] | Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Effective income tax rate reconciliation, foreign income tax rate differential, percent			8.25%	8.25%	8.25%
Income tax assessable profit			$ 289,855	$ 2,000,000
Over HK$2,000,000 [Member] | Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Effective income tax rate reconciliation, foreign income tax rate differential, percent			16.50%	16.50%	16.50%
Income tax assessable profit				$ 2,000,000
25% to the Taxable Income [Member] | People's Republic of China [Member]
Operating Loss Carryforwards [Line Items]
Other Income	$ 142,209
25% to the Taxable Income [Member] | People's Republic of China [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	10.00%	10.00%
Other Income	$ 426,627	¥ 3,000,000